UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash Flows (used in)/provided by Operating Activities:
Net income	$ 23,254,128	$ 77,340,987
Adjustments to reconcile net income to net cash (used in)/provided by Operating activities:
Depreciation and amortization	2,354,631	3,785,684
Amortization of deferred finance charges	43,414	115,074
Gain on sale of vessels	(19,559,432)	(40,548,776)
Provision for doubtful accounts	25,369	0
Stock based compensation cost	2,617,519	0
Unrealized loss on equity securities	20,144	0
Realized loss from sale of equity securities	770	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	3,445,393	5,817,705
Inventories	46,731	(66,884)
Due from/to related parties	2,258,262	(4,035,130)
Prepaid expenses and other assets	965,288	3,144,511
Accounts payable	(946,287)	3,039,191
Accrued liabilities	(466,174)	751,189
Deferred revenue	549,643	440,425
Dry-dock costs paid	(769,513)	(1,447,121)
Net Cash provided by Operating Activities	13,839,886	48,336,855
Cash flow (used in)/provided by Investing Activities:
Vessel acquisitions and other vessel improvements	(34,660)	(37,778,507)
Advances for vessel acquisition	0	(3,390,000)
Net proceeds from sale of vessels	32,490,120	69,102,804
Purchase of equity securities	(3,073,093)	0
Proceeds from sale of equity securities	68,234	0
Net cash provided by Investing Activities	29,450,601	27,934,297
Cash flows (used in)/provided by Financing Activities:
Net increase in Former Parent Company Investment	0	211,982
Issuance of Series B Preferred shares	0	40
Issuance of common shares pursuant to private placement	0	19,415,001
Payment of Dividend on Series A Preferred Shares	(700,000)	(151,667)
Repayment of long-term debt	(5,257,200)	(7,320,000)
Payment for repurchase of common shares	(3,728,008)	0
Payments related to Spin-Off	0	(2,667,044)
Net cash provided by/(used in) Financing Activities	(9,685,208)	9,488,312
Net increase in cash, cash equivalents, and restricted cash	33,605,279	85,759,464
Cash, cash equivalents and restricted cash at the beginning of the period	155,585,401	42,479,594	$ 42,479,594
Cash, cash equivalents and restricted cash at the end of the period	189,190,680	128,239,058	155,585,401
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	189,190,680	127,889,058	155,235,401
Restricted cash, non-current	0	350,000	350,000
Cash, cash equivalents and restricted cash at the end of the period	$ 189,190,680	$ 128,239,058	$ 155,585,401